Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 33-62470 and 811-7704)

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

Post-Effective Amendment No. 169

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated May 1, 2017, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Corporate Counsel

Charles Schwab Investment Management, Inc.